UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27804
(Address of principal executive offices)       (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE 19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

ITEM 1. REPORTS TO STOCKHOLDERS.
(a)

Semi-Annual Report 2022
For the Fiscal Period from July 1, 2022 through December 31, 2022
(Unaudited)

UVA Unconstrained
Medium-Term Fixed Income ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF”).  The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the UVA Unconstrained Medium-Term Fixed Income ETF (the “ETF” or “Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing.  The prospectus contains this and other information about the ETF.  A copy of the prospectus is available at www.etfpages.com/FFIU or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the UVA Unconstrained Medium-Term Fixed Income ETF:

See Our Web site @ universalvalueadvisors.com
or
Call Our Administrative Services Group at 800-773-3863.

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments
(Unaudited)

As of December 31, 2022
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 70.90%
Commodity - 0.42%
Newmont Gold Corp.	$ 325,000	2.800%	10/1/2029	$ 277,213

Communication Services - 5.34%
Alphabet, Inc.	500,000	1.900%	8/15/2040	334,873
Alphabet, Inc.	750,000	2.050%	8/15/2050	448,026
Discovery Communications LLC	250,000	3.800%	3/13/2024	243,259
Netflix, Inc.	300,000	4.375%	11/15/2026	289,500
Netflix, Inc.	750,000	4.875%	4/15/2028	723,750
Netflix, Inc.	300,000	6.375%	5/15/2029	308,625
Paramount Global	750,000	4.200%	5/19/2032	615,157
Walt Disney Co.	300,000	3.500%	5/13/2040	242,750
Walt Disney Co.	250,000	3.000%	7/30/2046	175,909
Walt Disney Co.	250,000	2.750%	9/1/2049	166,887
				3,548,736
Consumer Discretionary - 11.65%
Amazon.com, Inc.	500,000	3.150%	8/22/2027	471,835
Amazon.com, Inc.	750,000	2.500%	6/3/2050	479,347
Autonation, Inc.	400,000	4.750%	6/1/2030	357,804
Constellation Brands, Inc.	200,000	4.650%	11/15/2028	193,809
Constellation Brands, Inc.	250,000	2.875%	5/1/2030	213,454
Dick's Sporting Goods	500,000	3.150%	1/15/2032	391,797
Dollar Tree, Inc.	200,000	4.000%	5/15/2025	195,523
eBay, Inc.	500,000	3.600%	6/5/2027	475,419
eBay, Inc.	190,000	2.700%	3/11/2030	162,144
eBay, Inc.	1,068,000	4.000%	7/15/2042	854,153
Expedia Group, Inc.	500,000	5.000%	2/15/2026	493,694
Expedia Group, Inc.	150,000	4.625%	8/1/2027	144,681
Expedia Group, Inc.	226,000	3.800%	2/15/2028	207,710
Expedia Group, Inc.	250,000	3.250%	2/15/2030	212,591
Expedia Group, Inc.	135,000	2.950%	3/15/2031	108,859
Expedia Group, Inc.	704,000	4.100%	4/15/2043	554,716
McDonald's Corp.	500,000	4.700%	12/9/2035	482,322
Nike, Inc.	250,000	3.250%	3/27/2040	204,347
Nike, Inc.	343,000	3.625%	5/1/2043	286,460
Ralph Lauren Corp.	350,000	2.950%	6/15/2030	302,684
Starbucks Corp.	250,000	2.450%	6/15/2026	232,942
Starbucks Corp.	250,000	2.250%	3/12/2030	208,799
Tapestry, Inc.	58,000	4.125%	7/15/2027	53,704
Target Corp.	500,000	2.500%	4/15/2026	468,407
				7,757,201

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2022
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Consumer Staples - 1.08%
Altria Group, Inc.	$ 250,000	5.800%	2/14/2039	$ 229,568
Altria Group, Inc.	400,000	4.250%	8/9/2042	297,143
Altria Group, Inc.	250,000	4.500%	5/2/2043	189,455
				716,166
Financials - 19.66%
American Tower Corp.	600,000	3.800%	8/15/2029	545,431
Bank of America Corp.	500,000	6.300%	3/10/2026	496,250
Bank of New York Mellon	350,000	3.750%	12/20/2026	281,750
Berkshire Hathaway Finance Corp.	250,000	3.700%	7/15/2030	229,643
Berkshire Hathaway Finance Corp.	300,000	2.850%	10/15/2050	202,724
Broadcom, Inc.	200,000	3.500%	1/15/2028	182,621
Broadcom, Inc.	250,000	4.300%	11/15/2032	221,972
Capital One Financial Corp.	400,000	3.900%	1/29/2024	395,114
Charles Schwab Corp.	1,500,000	5.375%	6/1/2025	1,466,250
Charles Schwab Corp.	1,000,000	4.000%	12/1/2030	796,250
Cincinnati Financial Corp.	59,000	6.920%	5/15/2028	62,791
Cincinnati Financial Corp.	250,000	6.125%	11/1/2034	260,235
Citigroup, Inc.	500,000	3.875%	2/18/2026	426,250
Citigroup, Inc.	250,000	1.000%	3/17/2031	200,160
Crowdstrike Holdings, Inc.	1,000,000	3.000%	2/15/2029	842,500
E Trade Financial Corp.	250,000	3.800%	8/24/2027	236,566
Fidelity National Financial, Inc.	200,000	4.875%	5/12/2030	187,426
Fidelity National Financial, Inc.	250,000	3.400%	6/15/2030	211,291
Goldman Sachs Group	1,100,000	4.950%	2/10/2025	1,001,000
Goldman Sachs Group	250,000	6.750%	10/29/2027	248,568
Goldman Sachs Group	250,000	4.600%	10/15/2033	218,420
GS Finance Corp.	250,000	1.000%	3/10/2031	200,160
HSBC Holdings PLC	25,000	4.250%	3/14/2024	24,536
Huntington Bancs	250,000	4.450%	10/15/2027	223,750
Janus Capital Group	500,000	4.875%	8/1/2025	490,925
Lockheed Martin Corp.	300,000	2.800%	6/15/2050	204,840
Metlife, Inc.	250,000	5.875%	3/15/2028	238,750
Metlife, Inc.	405,000	10.750%	8/1/2039	530,786
Morgan Stanley	500,000	6.250%	8/9/2026	520,645
Morgan Stanley	250,000	4.350%	9/8/2026	242,778
Morgan Stanley	280,000	5.875%	9/15/2026	274,750
Progressive Corp.	415,000	3.700%	1/26/2045	323,518
Reinsurance Group	100,000	3.900%	5/15/2029	92,052
Seagate HDD Cayman	1,000,000	5.750%	12/1/2034	851,250
TD Ameritrade Holdings	150,000	3.300%	4/1/2027	142,346
				13,074,298
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2022
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Health Care - 4.17%
AbbVie, Inc.	$ 450,000	2.800%	3/15/2023	$ 447,287
Amgen, Inc.	300,000	3.150%	2/21/2040	223,251
Amgen, Inc.	100,000	5.375%	5/15/2043	94,453
Amgen, Inc.	300,000	4.400%	5/1/2045	253,643
Bristol-Myers Squibb Co.	500,000	4.125%	6/15/2039	447,871
Gilead Sciences, Inc.	332,000	3.650%	3/1/2026	321,021
Quest Diagnostics, Inc.	250,000	4.200%	6/30/2029	238,881
Regeneron Pharmacies, Inc.	250,000	1.750%	9/15/2030	193,936
Stryker Corp.	359,000	3.375%	11/1/2025	346,738
Stryker Corp.	211,000	3.500%	3/15/2026	203,180
				2,770,261
Industrials - 12.71%
3M Co.	350,000	2.250%	9/19/2026	324,652
Boeing Co.	300,000	3.250%	3/1/2028	269,300
Boeing Co.	300,000	2.550%	4/1/2032	229,674
Boeing Co.	500,000	3.300%	3/1/2035	373,009
Boeing Co.	250,000	5.875%	2/15/2040	238,979
Boeing Co.	100,000	3.500%	3/1/2045	65,497
Boeing Co.	100,000	3.375%	6/15/2046	65,067
Commercial Metals Co.	220,000	3.875%	2/15/2031	185,350
Delta Air Lines, Inc.	850,000	2.900%	10/28/2024	802,188
Delta Air Lines, Inc.	255,000	4.375%	4/19/2028	225,675
Delta Air Lines, Inc.	290,000	3.750%	10/28/2029	243,600
EOG Resources, Inc.	330,000	5.100%	1/15/2036	314,362
Flowserve Corp.	250,000	3.500%	10/1/2030	207,684
Ford Motor Credit Co. LLC	250,000	3.810%	1/9/2024	243,113
Ford Motor Credit Co. LLC	200,000	4.389%	1/8/2026	187,036
Ford Motor Credit Co. LLC	100,000	6.625%	2/15/2028	100,085
Ford Motor Credit Co. LLC	250,000	6.375%	2/1/2029	239,468
Fox Corp.	300,000	3.500%	4/8/2030	266,029
Freeport-McMoran, Inc.	300,000	5.000%	9/1/2027	291,750
Freeport-McMoran, Inc.	250,000	4.375%	8/1/2028	233,438
Freeport-McMoran, Inc.	100,000	4.250%	3/1/2030	91,125
Freeport-McMoran, Inc.	100,000	5.400%	11/14/2034	94,375
General Electric Co.	288,000	5.100%	6/15/2032	272,623
General Motors Co.	250,000	5.000%	10/1/2028	240,213
Mohawk Industries, Inc.	500,000	3.625%	5/15/2030	431,416
Olin Corp.	150,000	5.625%	8/1/2029	141,937
O'Reilly Automotive, Inc.	250,000	1.750%	3/15/2031	194,068

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2022
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Industrials - Continued
Penske Auto Group	$ 250,000	3.750%	6/15/2029	$ 206,250
Raytheon Technologies Corp.	400,000	4.875%	10/15/2040	378,039
San Diego Gas & Electric Co.	250,000	3.000%	3/15/2032	214,574
Southwest Airlines Co.	250,000	7.375%	3/1/2027	264,696
Southwest Airlines Co.	500,000	5.125%	6/15/2027	495,545
Southwest Airlines Co.	100,000	2.625%	2/10/2030	83,788
United Airlines Holdings, Inc.	250,000	4.875%	1/15/2025	240,000
				8,454,605
Information Technology - 9.89%
Apple, Inc.	500,000	2.900%	9/12/2027	467,530
Apple, Inc.	500,000	2.375%	2/8/2041	355,167
Apple, Inc.	450,000	3.850%	5/4/2043	392,358
Apple, Inc.	500,000	3.450%	2/9/2045	406,478
Apple, Inc.	100,000	4.650%	2/23/2046	95,627
Apple, Inc.	400,000	4.250%	2/9/2047	371,264
Apple, Inc.	350,000	3.750%	9/12/2047	293,851
Arrow Electronics, Inc.	150,000	3.250%	9/8/2024	144,566
Avnet, Inc.	250,000	4.625%	4/15/2026	242,289
Cisco Systems, Inc.	500,000	2.500%	9/20/2026	466,356
Electronic Arts, Inc.	250,000	1.850%	2/15/2031	197,023
IBM Corp.	800,000	4.150%	5/15/2039	693,115
Intel Corp.	300,000	2.800%	8/12/2041	210,277
Intel Corp.	300,000	3.250%	11/15/2049	205,257
Microsoft Corp.	450,000	3.500%	11/15/2042	381,064
Microsoft Corp.	500,000	2.525%	6/1/2050	334,027
NetApp, Inc.	100,000	3.300%	9/29/2024	96,960
Oracle Corp.	400,000	3.800%	11/15/2037	318,120
Oracle Corp.	650,000	4.125%	5/15/2045	495,546
Qorvo, Inc.	250,000	4.375%	10/15/2029	220,313
Qualcomm, Inc.	200,000	3.250%	5/20/2027	189,673
				6,576,861
Real Estate - 5.98%
CBRE Services, Inc.	500,000	2.500%	4/1/2031	395,309
Hudson Pacific Properties, Inc.	600,000	4.650%	4/1/2029	515,381
Hudson Pacific Properties, Inc.	420,000	3.250%	1/15/2030	322,222
Hyatt Hotels Corp.	450,000	5.375%	4/23/2025	447,105
Hyatt Hotels Corp.	250,000	4.375%	9/15/2028	228,171
Hyatt Hotels Corp.	450,000	5.750%	4/23/2030	435,975

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2022
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - CONTINUED
Real Estate - Continued
Kilroy Realty LP	$ 100,000	3.050%	2/15/2030	$ 80,196
Kilroy Realty LP	550,000	2.500%	11/15/2032	393,518
Las Vegas Sands Corp.	125,000	3.200%	8/8/2024	118,377
Las Vegas Sands Corp.	200,000	2.900%	6/25/2025	185,116
Las Vegas Sands Corp.	325,000	3.500%	8/18/2026	291,558
Las Vegas Sands Corp.	100,000	3.900%	8/8/2029	84,492
Pulte Homes, Inc.	250,000	6.375%	5/15/2033	248,125
RPM International, Inc.	250,000	3.750%	3/15/2027	233,217
				3,978,762

Total Corporate Bonds (Cost $55,448,013)				47,154,103

MUNICIPAL BONDS - 10.50%
Alaska Municipal Bond Bank Authority	350,000	2.602%	12/1/2036	254,342
Alaska Municipal Bond Bank Authority	350,000	3.028%	12/1/2041	246,883
Arizona Board of Rights University	350,000	3.900%	6/1/2044	269,223
Bay Area California Toll Authority	250,000	2.763%	4/1/2034	197,240
Bay Area California Toll Authority	350,000	2.913%	4/1/2036	270,102
Brea Redevelopment Agency	60,000	2.500%	8/1/2023	59,045
Bristol Township School District	255,000	3.650%	6/1/2043	177,110
California State University	300,000	2.670%	11/1/2038	210,024
Golden State Tobacco Securitization Corp.	250,000	3.115%	6/1/2038	189,505
Manatee County Florida Port Authority	200,000	3.187%	10/1/2041	143,526
Martinez California Refinance Taxable
Government Authority	330,000	2.700%	8/1/2040	222,922
Miami-Dade County Florida Seaport Revenue
Authority	250,000	2.762%	10/1/2038	171,385
New Jersey Educational Facilities Authority	400,000	3.468%	7/1/2035	323,256
New York City Transitional Finance Authority
Future Tax Secured Revenue	325,000	4.905%	11/1/2024	324,994
New York City Transitional Finance Authority
Future Tax Secured Revenue	170,000	3.450%	3/1/2026	162,965
Pennsylvania Higher Educational Facilities
Authority	250,000	4.300%	6/15/2045	202,848
Philadelphia Pennsylvania Redevelopment
Authority	225,000	3.713%	11/1/2023	221,942
Princeton University	250,000	2.612%	7/1/2026	233,327
San Antonio Water System	185,000	3.206%	5/15/2030	164,197
San Francisco City & County Public Utilities	250,000	2.900%	11/1/2025	234,838
San Francisco City & County Public Utilities	400,000	3.473%	11/1/2043	299,780
San Marcos Unified School District	350,000	3.377%	8/1/2040	240,884
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2022
	Principal	Interest Rate	Maturity Date	Value (Note 1)

MUNICIPAL BONDS - CONTINUED
State of Oregon	$ 250,000	3.577%	8/1/2029	$ 248,185
Tampa-Hillsborough County Expressway
Authority	505,000	2.692%	7/1/2037	362,534
The Pennsylvania State University	300,000	5.450%	2/15/2030	306,162
The Pennsylvania State University	200,000	2.790%	9/1/2043	140,238
Torrance Unified School District	400,000	3.344%	8/1/2039	305,960
Tulare County Board of Education	250,000	3.640%	5/1/2043	177,855
University of California	70,000	2.459%	5/15/2026	65,041
University of Pittsburgh-of the Commonwealth
System of Higher Education	25,000	3.039%	5/15/2027	22,950
Utah State Transit Authority	550,000	2.774%	12/15/2038	398,261
Utah Transit Authority	140,000	3.127%	9/15/2026	132,299

Total Municipal Bonds (Cost $9,021,664)				6,979,823

UNITED STATES TREASURY NOTES - 7.35%
United States Treasury Note	536,000	0.250%	6/15/2024	503,086
United States Treasury Note	500,000	3.000%	7/31/2024	487,656
United States Treasury Note	250,000	1.875%	8/31/2024	239,102
United States Treasury Note	500,000	2.500%	3/31/2027	469,766
United States Treasury Note	250,000	2.750%	4/30/2027	237,148
United States Treasury Note	250,000	3.250%	6/30/2027	241,992
United States Treasury Note	250,000	2.375%	3/31/2029	227,969
United States Treasury Note	250,000	1.875%	2/15/2032	212,695
United States Treasury Note	500,000	3.250%	5/15/2042	441,250
United States Treasury Note	900,000	3.125%	2/15/2043	772,313
United States Treasury Note	1,500,000	2.250%	2/15/2052	1,053,516

Total United States Treasury Notes (Cost $5,347,596)				4,886,493

CLOSED-END FUNDS - 1.28%
Municipals - 1.28%		Shares
BlackRock Taxable Municipal Bond Trust		26,978		454,310
Guggenheim Taxable Municipal Bond & Investment Grade
Debt Trust		24,328		398,006

Total Closed-End Funds (Cost $1,262,966)				852,316

EXCHANGE-TRADED FUNDS - 3.41%
Commodity Fund - 2.42%		Shares
* Aberdeen Gold ETF Trust		92,000		1,607,240

Financials - 0.99%
Invesco Financial Preferred ETF		5,000		72,000
VanEck Vectors Preferred Securities ex Financials ETF		35,000		584,850
				656,850

Total Exchange-Traded Funds (Cost $2,478,330)				2,264,090
				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2022
			Value (Note 1)

PREFERRED STOCK - 0.09%		Dividend
Real Estate - 0.09%	Shares	Rate
Hudson Pacific Properties, Inc.	5,000	4.750%	$ 62,650

Total Preferred Stock (Cost $125,000)			62,650

SHORT-TERM INVESTMENT - 3.37%	Shares
Morgan Stanley Institutional Liquidity Funds, 4.23% §	2,243,292		2,243,292

Total Short-Term Investment (Cost $2,243,292)			2,243,292

Investments, at Value (Cost $75,926,861) - 96.90%			$ 64,442,767

Other Assets Less Liabilities - 3.10%			2,062,796

Net Assets - 100%			$ 66,505,563

§ Represents 7 day effective yield
* Non-income producing investment
The following acronyms or abbreviations are used in this schedule of investments:
PLC - Public Limited Company
LLC - Limited Liability Company
LP - Limited Partnership

Summary of Investments
	% of Net
	Assets	Value
Corporate Bonds	70.90%	$47,154,103
Municipal Bonds	10.50%	6,979,823
United States Treasury Notes	7.35%	4,886,493
Closed-End Funds	1.28%	852,316
Exchange-Traded Funds	3.41%	2,264,090
Preferred Stock	0.09%	62,650
Short-Term Investment	3.37%	2,243,292
Other Assets Less Liabilities	3.10%	2,062,796
Total Net Assets	100.00%	$66,505,563

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Assets and Liabilities
(Unaudited)

As of December 31, 2022

Assets:
Investments, at value (cost $75,926,861)	$64,442,767
Receivables:
Interest and dividends	649,180
Investments sold	1,435,574
Prepaid expenses:
Professional fees	3,891

Total assets	66,531,412

Liabilities:
Accrued expenses:
Custody fees	9,516
Advisory fees	7,217
Compliance fees	2,779
Security pricing fees	1,640
Insurance fees	1,552
Shareholder fulfillment fees	1,369
Transfer Agent fees	537
Administration fees	450
Miscellaneous reporting expenses	446
Trustee fees and meeting expenses	165
Registration and filing expenses	138
Fund accounting fees	40

Total liabilities	25,849

Total Net Assets	$66,505,563

Net Assets Consist of:
Paid in Capital	$78,697,769
Accumulated Deficit	(12,192,206)

Total Net Assets	$66,505,563
Shares Outstanding, no par value (unlimited authorized shares)	3,100,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$21.45

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Operations
(Unaudited)

For the fiscal period ended December 31, 2022

Investment Income:
Interest	$1,225,153
Dividends	95,322

Total Investment Income	1,320,474

Expenses:
Investment advisory fees (note 2)	85,521
Administration fees (note 2)	34,461
Professional fees	22,704
Fund accounting fees (note 2)	16,963
Compliance fees (note 2)	11,279
Shareholder fulfillment fees	10,970
Security pricing fees	10,025
Custody fees (note 2)	9,516
Transfer Agent fees (note 2)	6,039
Miscellaneous reporting expenses (note 2)	2,196
Insurance fees	1,552
Trustee fees and meeting expenses (note 3)	3,167
Registration & filing expenses	464

Total Expenses	214,857

Expenses waived by the Sub-Advisor (note 2)	(43,816)

Net Expenses	171,041

Net Investment Income	1,149,433

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(645,156)
Net change in unrealized depreciation on investments	(1,836,818)

Net Realized and Unrealized Loss on Investments	(2,481,974)

Net Decrease in Net Assets Resulting from Operations	$(1,332,541)

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statements of Changes in Net Assets
	December 31,	June 30,
For the fiscal year or period ended	2022 (a)	2022

Operations:
Net investment income	$1,149,433	$ 1,974,767
Net realized gain (loss) from investment transactions	(645,156)	13,983
Net change in unrealized depreciation on investments	(1,836,818)	(12,507,555)

Net Decrease in Net Assets Resulting from Operations	(1,332,542)	(10,518,805)

Distributions to Investors:
From distributable earnings	(1,166,263)	(2,572,837)

Decrease from Distributions to Investors	(1,166,263)	(2,572,837)

Beneficial Interest Transactions:
Shares sold	2,200,221	1,158,997
Shares repurchased	(2,177,214)	-

Increase from Beneficial Interest Transactions	23,007	1,158,997

Net Increase (Decrease) in Net Assets	(2,475,797)	19,488,155

Net Assets:
Beginning of period	68,981,360	80,914,005
End of period	$66,505,563	$ 68,981,360

Share Information:
Shares Sold	100,000	50,000
Shares Repurchased	(100,000)	-
Net Increase in Shares	-	50,000

(a) Unaudited.

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Financial Highlights

For a share outstanding during each	December 31,		June 30,
of the fiscal years or periods ended	2022	(g)	2022	2021	2020	2019	2018	(d)

Net Asset Value, Beginning of Period	$ 22.25		$ 26.53	$ 26.14	$ 25.28	$ 24.30	$ 25.00

Income (Loss) from Investment Operations:
Net investment income (f)	0.69		0.64	0.64	0.71	0.70	0.46
Net realized and unrealized gain (loss)
on investments	(0.80)		(4.08)	0.47	0.86	0.98	(0.71)

Total from Investment Operations	(0.11)		(3.44)	1.11	1.57	1.68	(0.25)

Distributions to Investors:
From net investment income	(0.69)		(0.64)	(0.64)	(0.71)	(0.70)	(0.45)
From capital gains	-		(0.20)	(0.08)	-	-	-

Total from Distributions to Investors	(0.69)		(0.84)	(0.72)	(0.71)	(0.70)	(0.45)

Net Asset Value, End of Period	$ 21.45		$ 22.25	$ 26.53	$ 26.14	$ 25.28	$ 24.30

Total Return (e)	(1.90)%	(b)	(13.29)%	4.30%	6.29%	7.05%	(1.00)%	(b)

Net Assets, End of Period (in thousands)	$66,506		$ 68,981	$80,914	$ 61,426	$ 45,502	$47,385

Ratios of:
Gross Expenses to Average Net Assets (c)	0.75%	(a)	0.62%	0.65%	0.73%	0.76%	0.77%	(a)
Net Expenses to Average Net Assets (c)	0.50%	(a)	0.50%	0.50%	0.50%	0.45%	0.45%	(a)
Net Investment Income to Average
Net Assets	3.34%	(a)	2.58%	2.47%	2.75%	2.88%	2.36%	(a)

Portfolio turnover rate	11.36%	(b)	20.17%	30.49%	21.28%	49.44%	6.85%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)	For a share outstanding during the period from August 18, 2017 (Commencement of Operations) through June 30, 2018.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Calculated using the average shares method.
(g) Unaudited.

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022

1.  Organization and Significant Accounting Policies
The UVA Unconstrained Medium-Term Fixed Income ETF, an exchange-traded fund (the “ETF”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The ETF commenced operations on August 18, 2017. The investment objective of the ETF is to seek current income with limited risk to principal.  The ETF seeks to achieve its investment objective by investing principally in fixed income securities of any kind with dollar-weighted average effective duration between three and nine years, under normal circumstances.  Under normal market conditions, the ETF intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities.  Fixed income securities include bonds, debt securities, and income-producing instruments of any kind issued by governmental or private-sector entities.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 50,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol FFIU, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.
Creation Transaction Fees. A creation transaction fee of $500 minimum per transaction (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation units purchased in the transaction.  An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities.  The price for each Creation unit will equal the ETF's daily NAV per share times the number of Shares in a Creation unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.
Redemption Transaction Fees. A redemption transaction fee of $500 minimum per transaction (the "Redemption Transaction Fee") is applicable to each transaction regardless of the number of Creation units redeemed in the transaction.  An additional variable charge for cash redemptions or partial cash redemptions may also be imposed to compensate the ETF for the costs associated with selling the applicable securities.  The price for each Creation unit will equal the ETF's daily NAV per share times the number of Shares in a Creation unit plus the Redemption Transaction Fees, and, if applicable, any transfer taxes.
The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”
Investment Valuation
The ETF’s investments in securities are carried at market value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the ETF’s net asset value calculation) or which cannot be accurately valued using the ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”). A security’s “fair value” price may differ from the price next available for that security using the ETF’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022
With respect to any portion of a ETF's assets that may be invested in other mutual funds, the value of the ETF's shares is based on the NAV of the shares of the other mutual funds in which the ETF invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the ETF invests a portion of its assets in non-registered investment vehicles, the ETF's shares in the non-registered vehicles are fair valued at NAV.
With respect to an ETF's assets invested directly in securities, the ETF's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.
Fair Value Measurement
Various inputs are used in determining the value of the ETF's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the ETF’s own assumptions in determining fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of December 31, 2022, for the ETF’s assets measured at fair value:

Investments in Securities (a)(b)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$47,154,103	$-	$47,154,103	$-
Municipal Bonds	6,979,823	-	6,979,823	-
United States Treasury Notes	4,886,493	-	4,886,493	-
Closed-End Funds	852,316	852,316	-	-
Exchange-Traded Funds	2,264,090	2,264,090	-	-
Preferred Stock	62,650	62,650	-	-
Short-Term Investment	2,243,292	2,243,292	-	-
Total Assets	$64,442,767	$5,422,348	$59,020,419	$-

(a)	The ETF did not hold any Level 3 securities during the period.
(b)	Refer to Schedule of Investments for a breakdown by Industry.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022
Expenses
The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.
Distributions
The ETF may declare and distribute dividends from net investment income, if any, monthly. The ETF generally declares and distributes capital gains, if any, annually. Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
2.	Transactions with Related Parties and Service Providers
Advisor
The ETF pays a monthly fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.25% of the ETF’s average daily net assets.
The Advisor has engaged Universal Value Advisors as the sub-advisor of the ETF (the “Sub-Advisor”) to provide day to day portfolio management of the ETF. The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.20% of the ETF’s average daily net assets. The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.
The ETF and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor or Sub-Advisor)) to not more than 0.50% of the average daily net assets of the ETF. The current term of the Expense Limitation Agreement is through October 31, 2023. While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.
For the fiscal period ended December 31, 2022, the Advisor earned $17,104 in net advisory fees after payment of the sub-advisor fee.
For the fiscal period ended December 31, 2022, the Sub-Advisor earned $68,417 in sub-advisory fees, of which $43,816 were waived pursuant to the Expense Limitation Agreement.
Administrator
The ETF pays a monthly fee to the ETF’s administrator, The Nottingham Company (the “Administrator”), based upon the average daily net assets of the ETF and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $3,750 per month.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022
A breakdown of these fees is provided in the following table:

Net Assets	Annual Fee
On the first $100 million	0.100%
$100 million to $200 million	0.080%
On all assets over $200 million	0.060%
 A breakdown of the Fund Accounting Fee schedule is as follows:
Base Fee	Asset-Based Fee
$2,250 per month minimum	1 basis point (0.01%) per year

The ETF incurred $34,461 in administration fees, $9,516in custody fees, and $16,963 in fund accounting fees for the fiscal period ended December 31, 2022.
Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer. The Nottingham Company, Inc. is entitled to receive customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF. For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF. The ETF incurred $6,039 in transfer agent fees during the fiscal period ended December 31, 2022.
Distributor
Capital Investment Group, Inc. (“Distributor”) serves as the ETF’s principal underwriter and distributor. The Distributor receives $6,500 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year. This expense is included in the shareholder fulfillment expenses on the Statement of Operations.
3.	Trustees and Officers
The Board is responsible for the management and supervision of the ETF. The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.
Certain officers of the Trust may also be officers of the Advisor or the Administrator.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022
4.	Purchases and Sales of Investment Securities
For the fiscal period ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities (Excluding U.S. Government Securities)	Proceeds from Sales of Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities
$4,765,138	$7,324,162	$2,951,857	$ -

Cost from Purchases In-Kind	Proceeds from Redemptions In-Kind
$ -	$ -

5.   Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.
Management has reviewed the ETF’s tax positions to be taken on the federal income tax returns for the fiscal year/periods ended June 30, 2020 through June 30, 2022, and during the fiscal period ended December 31, 2022, and determined that the ETF does not have a liability for uncertain tax positions.  The ETF recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal period ended December 31, 2022, the ETF did not incur any interest or penalties.
Distributions during the year/period ended were characterized for tax purposes as follows:
	December 31, 2022	June 30, 2022
Ordinary Income	$1,166,263	$ 990,030
Capital Gains	-	606,157
Total Distributions	$1,166,263	$1,596,187
At December 31, 2022, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$75,926,861

Gross Unrealized Appreciation	$41,138
Gross Unrealized Depreciation	(11,525,232)
Net Unrealized Appreciation	$(11,484,094)

6.   Concentration of Risk
At various times, the ETF may have cash, cash collateral, and due from broker balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions is not of a particular concern at this time.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022
7.   Principal Risks
Call/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the ETF reinvesting proceeds at lower interest rates, resulting in a decline in the ETF’s income.
Interest Rate Risk. As interest rates rise, the value of fixed income securities held by the ETF are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates in the United States are near historic lows, which may increase the ETF's exposure to risks associated with rising rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Moreover, rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for the ETF to value or sell some or all of its bond investments at any given time.
Changes in interest rates may also affect the ETF’s share price; for example, a sharp rise in interest rates could cause the ETF’s share price to fall. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.
Fixed Income Risk. When the ETF invests in fixed income securities, the value of your investment in the ETF will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the ETF. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the ETF later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the ETF, possibly causing the ETF's share price and total return to be reduced and fluctuate more than other types of investments.
Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
ETF Structure Risks. The ETF is structured as an ETF and as a result is subject to the special risks, including:
o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the ETF at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  An active trading market for the ETF’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the ETF’s shares.

o
Cash Purchases and Redemptions. To the extent Creation Units are purchased or redeemed by Authorized Participants in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the ETF’s NAV if not fully offset by transaction fees paid by the Authorized Participants.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022

•
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

•
To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the ETF’s shares, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

•
The market price for the ETF’s shares may deviate from the ETF’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for ETF shares than the ETF’s net asset value, which is reflected in the bid and ask price for ETF shares or in the closing price.

•
When all or a portion of an ETF’s underlying securities trade in a market that is closed when the market for the ETF’s shares is open, there may be changes from the last quote of the closed market and the quote from the ETF’s domestic trading day, which could lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

•
In stressed market conditions, the market for the ETF’s shares may become less liquid in response to the deteriorating liquidity of the ETF’s portfolio.  This adverse effect on the liquidity of the ETF’s shares may, in turn, lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

Management Risk. The ETF is subject to management risk because it is an actively managed portfolio. In managing the ETF’s portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the ETF, but there can be no guarantee that these will produce the desired results. The Sub-Adviser’s decisions relating to the ETF’s duration will also affect the ETF’s yield, and in unusual circumstances will affect its share price. To the extent that the Sub-Adviser anticipates interest rates imprecisely, the ETF’s yield at times could lag those of other similarly managed funds.
Preferred Securities Risk. Investing in preferred stock involves the following risks: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the ETF may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.
Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments or the counterparty to a derivatives contract, repurchase agreement, or loan of portfolio securities is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the ETF’s income and Share price.
Foreign Securities Risk. Investments in securities of non-U.S. issuers are subject to risks not usually associated with owning securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the ETF from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the ETF’s investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022
COVID-19 and Other Infectious Illnesses Risk. The outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak, or other infectious illness outbreaks that may arise in the future, may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings. The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 or other infectious illnesses will affect the ETF, the ETF’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 or other infectious illnesses and the actions taken to contain COVID-19 or other infectious illnesses. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the ETF invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the ETF’s investments may be negatively affected by such events. If there is a significant decline in the value of the ETF’s portfolio, this may impact the ETF’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak, or any other infectious illness outbreak that may arise in the future, and its impact on the global economy cannot be determined with certainty.
Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the ETF from buying or selling certain securities or financial instruments. In these circumstances, the ETF may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur.
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The Advisor and the ETF are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the ETF or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ETF shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The ETF and its shareholders could be negatively impacted as a result.
Inflation-Indexed Bond Risk. Inflation-indexed bonds may change in value in response to actual or anticipated changes in inflation rates in a manner unanticipated by the ETF’s portfolio management team or investors generally. Inflation-indexed bonds are subject to debt securities risks.
Mortgage- and Asset-Backed Securities Risk. In addition to other risks commonly associated with investing in debt securities, mortgage-backed securities (“MBS”) are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated, and the ETF may have to invest the proceeds in securities with lower yields. MBS are priced with an expectation of some anticipated level of prepayment of principal. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. MBS are also subject to the risk of default on the underlying mortgages, particularly during periods of economic downturn. Reduced investor demand for mortgage loans and mortgage- related securities may adversely affect the liquidity and market value of MBS. The risks associated with investing in asset-backed securities (“ABS”) are similar to those associated with investing in MBS. ABS also entail certain risks not presented by MBS, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain ABS. In addition, certain ABS are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.
(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022
U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.
8.  Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications. The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF.  The ETF expects risk of loss to be remote.
9.  Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments, other than the following items:
Distributions
Per share distributions for the ETF during the subsequent period were as follows:
Record Date	Ex-Date	Payable Date	Ordinary Income
1/31/2023	1/30/2023	2/1/2023	$0.060000

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of December 31, 2022

1.	Proxy Voting Policies and Voting Record
Copies of the Advisor’s and Sub-Advisor’s Proxy Voting Policies and Procedures are included as Appendix A to the ETF’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETF at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.
3.	Tax Information
We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the ETF’s fiscal period ended December 31, 2022.
During the fiscal period ended December 31, 2022, the ETF paid $1,166,203 in income distributions but no long-term capital gain distributions.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.
4.	Schedule of Shareholder Expenses
As a shareholder of the ETF, you incur ongoing costs, including management fees and other ETF expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the ETF and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the fiscal period from July 1, 2022 through December 31, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of December 31, 2022

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,113.60	$2.65
	$1,000.00	$1,022.70	$2.54
*Expenses are equal to the average account value over the period multiplied by the ETF’s annualized expense ratio of 0.50%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six-month period).
5.	Approval of Investment Advisory Agreement
In connection with the quarterly Board meeting held on May 23, 2022, the Board, including a majority of the Independent Trustees, discussed the approval of the renewal of the management agreement, between the Trust and the Advisor, with respect to the ETF (the "Investment Advisory Agreement").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.
In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the ETF including, without limitation, the quality of its investment advisory services since inception; assuring compliance with the investment objectives, policies, and limitations; and its coordination of services among the service providers.  The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the Advisor’s financial condition. It was noted that there had not been change in management.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate.
Performance.  The Trustees compared the performance of the ETF with the performance of its comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Lipper peer group average). The Trustees noted that the ETF had outperformed its peer group, Lipper category, and benchmark index for the one-year period. They further noted that the ETF outperformed the Lipper category for the since inception period but underperformed the peer group and benchmark index for the since inception period noting the explanation provided that the underperformance was because the category uses lower quality assets that are expected to generate higher returns but take higher risks. After reviewing the investment performance of the ETF, Advisor’s experience managing the ETF, and other factors, the Board concluded that the investment performance of the ETF and Advisor were satisfactory.
(ii)
Fees and Expenses.  The Trustees compared the advisory fee of the ETF to other comparable funds and noted it was below that of both the peer group and category averages. Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iii)
Profitability.  The Board reviewed the Advisor’s profitability analysis in connection with its management of the ETF over the past twelve months.  The Board noted that the Advisor realized a very small profit for the prior twelve months. The Board considered the profit realized and concluded that Advisor’s level of profitability was not excessive.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of December 31, 2022

(iv)
Economies of Scale.  In this regard, the Trustees reviewed the ETF’s operational history and noted that the size of the ETF had not provided an opportunity to realize economies of scale. The Trustees then reviewed the fee arrangements for breakpoints or other provisions that would allow shareholders to benefit from economies of scale in the future as the ETF grows. The Trustees determined that the maximum management fee would stay the same regardless of the asset levels.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the ETF.
6.     Approval of Investment Sub-Advisory Agreement
In connection with the quarterly Board meeting held on May 23, 2022, the Board, including a majority of the Independent Trustees, discussed the approval of the renewal of the management agreement, between the Trust and the Sub-Advisor, with respect to the ETF (the "Investment Sub-Advisory Agreement").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Sub-Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Investment Sub-Advisory Agreement, the Trustees reviewed materials prepared by the Sub-Advisor.
In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Sub-Advisor under the Investment Sub-Advisory Agreement. The Trustees reviewed the services being provided by the Sub-Advisor to the ETF including, without limitation, the quality of its investment advisory services since the Sub-Advisor began managing the ETF (including research and recommendations with respect to portfolio securities); the Sub-Advisor’s procedures for formulating investment recommendations; assuring compliance with the investment objectives, policies, and limitations; coordination of services for the ETF among the service providers; and the Sub-Advisors efforts to promote the ETF, grow the assets, and assist in the distribution of shares (although no portion of the investment sub-advisory fee was targeted to pay distribution expenses).  The Trustees evaluated the Sub-Advisor’s staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor’s personnel; compliance program; and the Sub-Advisor’s financial condition. It was noted that there had been no change in management.

After reviewing the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., descriptions of the Sub-Advisor’s business, compliance program, and ADV), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the ETF.
(ii)
Performance.  The Trustees compared the performance of the ETF with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar/Lipper peer group average). The Trustees noted that the ETF outperformed the peer group, Lipper category, and benchmark index for the 1-year period. They further noted that the ETF outperformed the Lipper category for the since inception period but underperformed the peer group and the benchmark index for the since inception period noting the explanation provided that the underperformance was because the category uses lower quality assets that are expected to generate higher returns but take higher risks. The Trustees also considered the consistency of the Sub-Advisor’s management of the ETF with its investment objective, policies, and limitations.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of December 31, 2022

After reviewing the investment performance of the ETF, the Sub-Advisor’s experience managing the ETF, the historical investment performance, and other factors, the Board concluded that the investment performance of the ETF and the Sub-Advisor was satisfactory.
(iii)
Fees and Expenses.  The Trustees first noted the management fee for the ETF under the Investment Sub-Advisory Agreement. The Trustees noted that there were no other accounts managed by the Sub-Advisor to which to compare fees, but the Trustees had previously determined as part of it consideration of the advisory agreement with the Advisor that the overall advisory fee paid by the ETF was not unreasonable in relation to the services provided. Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Sub-Advisor were not unreasonable in relation to the nature and quality of the services provided and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability.  The Board reviewed the Sub-Advisor’s profitability analysis in connection with its management of the ETF over the past twelve months. The Board noted that the Sub-Advisor had realized a very small profit for the prior twelve months of operations. The Trustees discussed the profitability level of the Sub-Advisor, noting, among other factors and circumstances, that the level of profitability was not excessive.

(v)
Economies of Scale.  In this regard, the Trustees reviewed the ETF’s operational history and noted that the size of the ETF had not provided an opportunity to realize economies of scale. The Trustees then reviewed the ETF’s fee arrangements for breakpoints or other provisions that would allow the ETF’s shareholders to benefit from economies of scale in the future as the ETF grows. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.

UVA Unconstrained Medium-Term Fixed Income ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	Universal Value Advisors
116 South Franklin Street	1 E. Liberty Street #406
Rocky Mount, North Carolina 27804	Reno, Nevada 89501

Telephone: 800-773-3863 World Wide Web @: ncfunds.com	Telephone: 775-284-7778 World Wide Web @: universalvalueadvisors.com

Semi-Annual Report 2022
For the fiscal period from July 1, 2022 through December 31, 2022
(Unaudited)

UVA Dividend Value ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the UVA Dividend Value ETF (the “ETF”).  The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the UVA Dividend Value ETF (the “ETF”) and of the market in general and statements of the ETF’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing.  The prospectus contains this and other information about the ETF.  A copy of the prospectus is available at https://etfpages.com/UVDV or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the UVA Dividend Value ETF:

See Our Web site @ universalvalueadvisors.com
or
Call Our Administrative Services Group at 800-773-3863.

UVA Dividend Value ETF

Schedule of Investments
(Unaudited)

As of December 31, 2022
	Shares	Value (Note 1)

COMMON STOCKS - 67.56%
Communication Services - 1.63%
Activision Blizzard, Inc.	1,717	$ 131,436
Verizon Communications	4,158	163,825
		295,261
Consumer Discretionary - 4.39%
Constellation Brands, Inc. - Class A	1,061	245,887
McDonald's Corp.	728	191,850
Newell Brands, Inc.	9,453	123,645
The Wendy's Co.	10,210	231,052
		792,434
Consumer Staples - 8.60%
Altria Group, Inc.	10,022	458,106
Hanesbrands, Inc.	9,352	59,479
Hormel Foods Corp.	2,024	92,193
PepsiCo, Inc.	1,128	203,784
The Clorox Co.	1,589	222,984
The Coca-Cola Co.	3,787	240,891
The Hershey Co.	637	147,510
Tyson Foods, Inc.	2,039	126,928
		1,551,875
Energy - 7.78%
Chesapeake Energy Corp.	2,468	232,905
Chevron Corp.	1,727	309,979
Devon Energy Corp.	2,962	182,193
General Electric Co.	2,004	167,915
Kinder Morgan, Inc.	10,362	187,345
The Williams Cos., Inc.	9,864	324,526
		1,404,863
Financials - 5.50%
Blackstone, Inc.	2,480	183,991
Cincinnati Financial Co.	1,541	157,783
Citigroup, Inc.	6,665	301,458
Generac Holdings, Inc.	988	99,452
Leidos Holdings, Inc.	1,956	205,752
T Rowe Price Group, Inc.	402	43,842
		992,278
Health Care - 13.02%
Amgen, Inc.	1,915	502,956
Bristol-Myers Squibb Co.	4,819	346,727
Johnson & Johnson	2,474	437,032
KLA-Tencor Corp.	1,033	389,472
Medtronic PLC	1,766	137,254
Pfizer, Inc.	5,942	304,468
Procter & Gamble Co.	1,541	233,554
		2,351,463
		(Continued)

UVA Dividend Value ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2022
		Shares	Value (Note 1)

COMMON STOCKS - CONTINUED
Industrials - 14.66%
	3M Co.	1,588	$ 190,433
	Archer-Daniels-Midland Corp.	2,063	191,550
	DOW Chemicals, Inc.	3,420	172,334
	Enbridge, Inc.	4,262	166,644
	General Dynamics Corp.	1,361	337,678
	HEICO Corp.	913	140,273
	Huntington Ingalls, Inc.	1,183	272,894
	Lockheed Martin Corp.	1,168	568,220
	Snap-on, Inc.	1,915	437,558
	Tesla, Inc.	348	42,867
	The Mosaic Co.	2,890	126,784
			2,647,235
Information Technology - 5.49%
	Broadcom, Inc.	235	131,396
	Electronic Arts, Inc.	1,465	178,994
	Gen Digital, Inc.	4,158	89,106
	Lam Research Corp.	215	90,365
	MKS Instruments, Inc.	1,228	104,048
µ	NXP Semiconductors NV	904	142,859
	QUALCOMM, Inc.	1,183	130,059
	Skyworks Solutions, Inc.	1,362	124,119
			990,946
Materials - 4.43%
µ	Glencore PLC	29,474	392,594
	International Paper Co.	4,158	143,992
	Newmont Corp.	5,562	262,526
			799,112
Real Estate - 2.06%
	American Tower Corp.	609	129,023
	Hudson Pacific Properties	16,337	158,959
	PotlatchDeltic Corp.	1,902	83,669
			371,651

	Total Common Stocks (Cost $13,406,720)		12,197,118

MASTER LIMITED PARTNERSHIP - 1.33%
Energy - 1.33%
	Enterprise Products Partners LP	9,945	239,873

	Total Master Limited Partnership (Cost $236,795)		239,873

			(Continued)

UVA Dividend Value ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2022
		Shares		Value (Note 1)
EXCHANGE-TRADED FUNDS - 2.15%
	Small-Cap - 1.45%
	ProShares UltraShort Russell 2000 ETF	15,788		$ 261,923
	Total Market - 0.70%
	ProShares UltraShort FTSE Europe ETF	9,868		126,014

	Total Exchange-Traded Funds (Cost $480,244)			387,937

SHORT-TERM INVESTMENT - 29.30%
	Dreyfus Treasury Securities Cash Management Fund, 3.99% §	5,290,131		5,290,131

	Total Short-Term Investment (Cost $5,290,131)			5,290,131

Investments, at Value (Cost $19,413,890) - 100.34%				$ 18,115,059

Liabilities in Excess of Other Assets - (0.34)%				(61,665)

	Net Assets - 100%			$ 18,053,394

§	Represents 7 day effective yield
µ	American Depositary Receipt
The following acronym or abbreviation is used in this Schedule:
	PLC - Public Limited Company
	NV - Netherlands Company

	Summary of Investments
	by Sector	% of Net
		Assets	Value
	Common Stocks:
	Communication Services	1.63%	$295,261
	Consumer Discretionary	4.39%	792,434
	Consumer Staples	8.60%	1,551,875
	Energy	7.78%	1,404,863
	Financials	5.50%	992,278
	Health Care	13.02%	2,351,463
	Industrials	14.66%	2,647,235
	Information Technology	5.49%	990,946
	Materials	4.43%	799,112
	Real Estate	2.06%	371,651
	Master Limited Partnership:
	Energy	1.33%	239,873
	Exchange-Traded Funds:
	Small-Cap	1.45%	261,923
	Total Market	0.70%	126,014
	Short-Term Investment	29.30%	5,290,131
	Liabilities in Excess of Other Assets	-0.34%	(61,665)
	Total Net Assets	100.00%	$18,053,394

See Notes to Financial Statements

UVA Dividend Value ETF

Statement of Assets and Liabilities
(Unaudited)

As of December 31, 2022

Assets:
Investments, at value (cost $19,413,890)	$18,115,059
Cash	25,251
Receivables:
Interest and dividends	30,919
Due from Sub-Advisor	24,886
Prepaid Expenses:
Registration and filing fees	848
Insurance fees	746

Total assets	18,197,709

Liabilities:
Payables:
Distributions	110,975
Accrued expenses:
Custody fees	15,215
Professional fees	10,001
Compliance fees	3,258
Shareholder fulfillment fees	2,256
Administration fees	874
Trustee fees and meeting expenses	714
Security pricing fees	473
Miscellaneous reporting expenses	448
Fund accounting fees	59
Transfer agent fees	42

Total liabilities	144,315

Total Net Assets	$18,053,394

Net Assets Consist of:
Paid in Capital	$19,544,490
Distributable Earnings	(1,491,096)

Total Net Assets	$18,053,394
Shares Outstanding, no par value (unlimited authorized shares)	1,930,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$9.35

See Notes to Financial Statements

UVA Dividend Value ETF

Statement of Operations
(Unaudited)

For the Fiscal Period Ended December 31, 2022

Investment Income:
Dividends	$258,669

Total Investment Income	258,669

Expenses:
Investment advisory fees (note 2)	67,499
Administration fees (note 2)	20,496
Professional fees	18,043
Fund accounting fees (note 2)	14,442
Shareholder fulfillment fees	13,643
Compliance fees (note 2)	9,187
Custody fees (note 2)	7,798
Transfer agent fees	6,039
Security pricing fees	3,843
Trustee fees and meeting expenses (note 3)	3,220
Miscellaneous reporting expenses	2,196
Insurance fees	1,721
Registration and filing fees	804

Total Expenses	168,931

Expenses reimbursed by the Sub-Advisor (note 2)	(42,933)
Expenses waived by the Sub-Advisor (note 2)	(53,999)

Net Expenses	71,999

Net Investment Income	186,670

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from:
Investment transactions	(65,968)
Options written	39,499
In-kind transactions	9,435
Total net realized loss	(17,034)
Net change in unrealized appreciation on:
Investments	74,776
Options written	83,213
Total net change in unrealized appreciation	157,989

Net Realized and Unrealized Gain on Investments	140,955

Net Increase in Net Assets Resulting from Operations	$327,625

See Notes to Financial Statements

UVA Dividend Value ETF

Statement of Changes in Net Assets
	December 31,	June 30,
For the fiscal period or year ended	2022 (a)	2022 (b)

Operations:
Net investment income	$ 186,670	$ 132,753
Net realized loss from investment transactions	(65,968)	(24,366)
Net realized gain from options written	39,499	47,926
Net realized gain from in-kind transactions	9,435	113,845
Net change in unrealized appreciation (depreciation) on investments	74,776	(1,467,073)
Net change in unrealized appreciation on options written	83,213	10,253

Net Increase (Decrease) in Net Assets Resulting from Operations	327,625	(1,186,662)

Distributions to Investors:	(386,587)	(131,627)

Decrease from Distributions to Investors	(386,587)	(131,627)

Beneficial Interest Transactions:
Shares sold	1,957,510	20,163,921
Shares repurchased	(379,621)	(2,311,165)

Increase from Beneficial Interest Transactions	1,577,889	17,852,756

Net Increase in Net Assets	1,518,927	16,534,467

Net Assets:
Beginning of period	16,534,467	-
End of period	$ 18,053,394	$ 16,534,467

Share Information:
Shares Sold	200,000	2,000,000
Shares Repurchased	(40,000)	(230,000)
Net Increase in Shares of Beneficial Interest	160,000	1,770,000

(a) Unaudited.
(b) For a share outstanding for the period from November 18, 2021 (Commencement of Operations) through June 30, 2022.

See Notes to Financial Statements

UVA Dividend Value ETF

Financial Highlights
	December 31,		June 30,
For a share outstanding during the fiscal periods ended	2022	(e)	2022	(f)

Net Asset Value, Beginning of Period	$ 9.34		$ 10.00

Income (Loss) from Investment Operations:
Net investment income (d)	0.10		0.09
Net realized and unrealized gain (loss) on investments	0.12		(0.66)

Total from Investment Operations	0.21		(0.57)

Distributions to Investors:
From net investment income	(0.10)		(0.09)
From capital gains	(0.10)		-

Total from Distributions to Investors	(0.20)		(0.09)

Net Asset Value, End of Period	$ 9.35		$ 9.34

Total Return	2.32%	(b)	(5.77)%	(b)

Net Assets, End of Period (in thousands)	$ 18,053		$ 16,534

Ratios of:
Gross Expenses to Average Net Assets (c)	2.46%	(a)	2.10%	(a)
Net Expenses to Average Net Assets (c)	0.80%	(a)	0.80%	(a)
Net Investment Income to Average Net Assets	2.06%	(a)	1.46%	(a)

Portfolio turnover rate	17.53%	(b)	13.70%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d) Calculated using the average shares method.
(e) Unaudited.
(f)	For a share outstanding for the period from November 18, 2021 (Commencement of Operations) through June 30, 2022.

See Notes to Financial Statements

UVA Dividend Value ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022

1.  Organization and Significant Accounting Policies
The UVA Dividend Value ETF, an exchange-traded fund (the “ETF”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The ETF commenced operations on November 18, 2021. The investment objective of the ETF is to seek positive returns and protection of capital. The ETF seeks to achieve its investment objective by investing principally in dividend-paying securities and, under normal circumstances, the ETF intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities. The ETF may also enter into equity derivative instruments such as options. The ETF may use these derivative instruments for investment purposes, including to generate income, to increase liquidity and/or to adjust the ETF’s exposure to certain equity markets.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol UVDV, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.
Creation Transaction Fees. A creation transaction fee of $5.00 per domestic security with a $500 minimum per transaction (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation units purchased in the transaction.  An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities.  The price for each Creation unit will equal the ETF's daily NAV per share times the number of Shares in a Creation unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.
Redemption Transaction Fees. A redemption transaction fee of $5.00 per domestic security with a $500 minimum per transaction (the "Redemption Transaction Fee") is applicable to each transaction regardless of the number of Creation units redeemed in the transaction.  An additional variable charge for cash redemptions or partial cash redemptions may also be imposed to compensate the ETF for the costs associated with selling the applicable securities.  The price for each Creation unit will equal the ETF’s daily NAV per share times the number of Shares in a Creation unit plus the Redemption Transaction Fees, and, if applicable, any transfer taxes.
The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”
Investment Valuation
The ETF’s investments in securities are carried at market value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the ETF’s net asset value calculation) or which cannot be accurately valued using the ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the ETF’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

UVA Dividend Value ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022
With respect to any portion of a ETF's assets that may be invested in other mutual funds, the value of the ETF's shares is based on the NAV of the shares of the other mutual funds in which the ETF invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the ETF invests a portion of its assets in non-registered investment vehicles, the ETF's shares in the non-registered vehicles are fair valued at NAV.
With respect to an ETF's assets invested directly in securities, the ETF's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.
Option Valuation
Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last quoted bid and ask prices as quoted on the Exchange or board of trade on which such options are traded.  In the event that there is no mean price available for such an exchange-traded equity option held by the ETF on a day in which the ETF values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option.  If no such bid or ask price is available on a day in which the ETF values such option, the prior day’s price will be used, unless the ETF determines in good faith the prior day’s price no longer reflects the fair value of such option, in which case, the option will be treated as a Fair Value Asset (as defined below). Over-the-counter derivatives (“OTC”) may be valued using a mathematical model which may incorporate a number of market data factors.
Fair Value Measurement
Various inputs are used in determining the value of the ETF's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the ETF’s own assumptions in determining fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

UVA Dividend Value ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022
The following table summarizes the inputs as of December 31, 2022, for the ETF’s assets measured at fair value:

Investments in Securities (a)(b)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks	$12,197,118	$12,197,118	$-	$-
Master Limited Partnership	239,873	239,873	-	-
Exchange-Traded Funds	387,937	387,937	-	-
Short-Term Investment	5,290,131	5,290,131	-	-
Total Assets	$18,115,059	$18,115,059	$-	$-

(a)	The ETF did not hold any Level 3 securities during the period.
(b)	Refer to Schedule of Investments for a breakdown by Industry.
Purchased Options
When the ETF purchases an option, an amount equal to the premium paid by the ETF is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the ETF enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.
Option Writing
When the ETF writes an option, an amount equal to the premium received by the ETF is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the ETF on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the ETF has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the ETF. The ETF, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.
Derivative Financial Instruments
The ETF may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the ETF to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.
Derivatives are marked to market daily based upon quotations from market makers or the ETF’s independent pricing services and the ETF’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased and the Options Written, at value on the Statement of Assets and Liabilities for options written. Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Gain on Investments on the Statement of Operations for options purchased and Realized and Unrealized Gain on Options Written on the Statement of Operations for options written.  The ETF held no options as of the fiscal period ended December 31, 2022.

UVA Dividend Value ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal period ended December 31, 2022:

Derivative Type	Location	Gains/Losses

Written options – Equity risk	Net realized gain from options written	$ 39,499

Written options – Equity risk	Net change in unrealized appreciation on options written	$ 83,213

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.
Expenses
The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.
Distributions
The ETF may declare and distribute dividends from net investment income, if any, monthly. The ETF generally declares and distributes capital gains, if any, annually. Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
2.	Transactions with Related Parties and Service Providers
Advisor
The ETF pays a monthly fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.75% of the ETF’s average daily net assets.
The Advisor has engaged Universal Value Advisors as the sub-advisor of the ETF (the “Sub-Advisor”) to provide day to day portfolio management of the ETF. The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.60% of the ETF’s average daily net assets. The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.
The ETF and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor or Sub-Advisor)) to not more than 0.80% of the average daily net assets of the ETF. The current term of the Expense Limitation Agreement is through October 31, 2023. While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

UVA Dividend Value ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022
For the fiscal period ended December 31, 2022, the Advisor earned $13,500 in net advisory fees.
For the fiscal period ended December 31, 2022, the Sub-Advisor earned $53,999 in sub-advisory fees, all of which were waived and $42,933 was reimbursed pursuant to the Expense Limitation Agreement.
Administrator
The ETF pays a monthly fee to the ETF’s administrator, The Nottingham Company (the “Administrator”), based upon the average daily net assets of the ETF and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $2,750 per month.
A breakdown of these fees is provided in the following table:
Net Assets	Annual Fee
On the first $250 million	0.090%
On the next $250 million	0.080%
On the next $250 million	0.060%
On the next $250 million	0.050%
On all assets over $1 billion	0.040%

A breakdown of the Fund Accounting Fee schedule is as follows:
Base Fee	Asset-Based Fee
$2,250 per month minimum	1 basis point (0.01%) per year

The ETF incurred $20,496 in administration fees, $7,798 in custody fees, and $14,442 in fund accounting fees for the fiscal period ended September December 31, 2022.

UVA Dividend Value ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022
Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer. The Nottingham Company, Inc. is entitled to receive customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF.  For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF.  The ETF incurred $6,039 in transfer agent fees during the fiscal period ended December 31, 2022.
Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the ETF’s principal underwriter and distributor. The Distributor receives $6,500 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year. This expense is included in the shareholder fulfillment expenses on the Statement of Operations.
The ETF monthly website fees and New York Stock Exchange fees are also included in the shareholder fulfillment expenses on the Statement of Operations.
3.	Trustees and Officers
The Board is responsible for the management and supervision of the ETF. The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.
Certain officers of the Trust may also be officers of the Advisor or the Administrator.
4.	Purchases and Sales of Investment Securities
For the fiscal period ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities (Excluding In-Kind Transactions)	Proceeds from Sales of Securities (Excluding In-Kind Transactions)
$ 2,490,310	$ 4,169,720

Cost from Purchases In-Kind	Proceeds from Redemptions In-Kind
$1,268,432	$ 323,044

5.   Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

UVA Dividend Value ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022
Management has reviewed the ETF’s tax positions to be taken on the federal income tax returns for the fiscal periods ended June 30, 2022 and December 31, 2022 and determined that the ETF does not have a liability for uncertain tax positions. The ETF recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal period ended December 31, 2022, the ETF did not incur any interest or penalties.
Distributions during the period ended were characterized for tax purposes as follows:
	December 31, 2022	June 30, 2022
Ordinary Income	$386,587	$131,627
Capital Gains	-	-
Total Distributions	$386,587	$131,627

At December 31, 2022, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$19,413,890

Gross Unrealized Appreciation	$ 635,309
Gross Unrealized Depreciation	(1,934,140)
Net Unrealized Appreciation	$(1,298,831)

6.   Concentration of Risk
At various times, the ETF may have cash, cash collateral, and due from broker balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions is not of a particular concern at this time.
7.   Principal Risks
Leverage Risk.  The use of leverage may exaggerate changes in the ETF’s share price and the return on its investments.  Accordingly, the ETF may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the ETF’s expenses.
Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries, or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short or extended periods of time.
•
Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both equity securities and fixed income securities. If a convertible security’s investment value is greater than its conversion value, its price likely will increase when interest rates fall and decrease when interest rates rise.  If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•
Contingent Convertible Securities Risk. In addition to the risk of convertible securities described above, the ETF bear the risks and have little control if the fixed income securities are converted to equity securities. Bank-issued contingent convertible fixed income securities that are converted to equity securities will likely result in the ETF receiving shares as the stock price is declining. The ETF may also have difficulty selling its position in the contingent convertible securities if regulators do not allow the sale.

UVA Dividend Value ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022

•
Preferred Securities Risk. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock.  Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Risks from Writing Options.  Writing option contracts can result in losses that exceed the ETF’s initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the ETF at a lower price than its current market value or in the case of cash settled options, the ETF would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the ETF to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the ETF at a higher price than its current market value or in the case of cash settled options, the ETF would be required to purchase the option at a price that is higher than the original sales price for such option.
Risks from Purchasing Options.  If a call or put option purchased by the ETF is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the ETF will lose its entire investment in the option.  Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the ETF’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the ETF seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Large Capitalization Risk. Large capitalization securities tend to go in and out of favor based on market and economic conditions. During a period when the demand for large capitalization securities is less than for other types of investments - for example small capitalization securities - the ETF's performance could be affected.
Value Securities Risk. Value securities are those issued by companies that may be perceived as undervalued. Value securities may fail to appreciate for long periods of time and may never realize their full potential value. Value securities have generally performed better than non-value securities during periods of economic recovery. Value securities may go in and out of favor over time. Dividend-paying value securities may also reduce or eliminate their dividend payments in the future.
ETF Structure Risks.  The ETF is structured as an ETF and as a result is subject to the special risks, including:
o
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by ETF at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues.  An active trading market for the ETF’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the ETF’s shares.

o
Cash Purchases and Redemptions. To the extent Creation Units are purchased or redeemed by APs in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the ETF’s NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

UVA Dividend Value ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022

•
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

•
To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the ETF’s shares, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

•
The market price for the ETF’s shares may deviate from the ETF’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for ETF shares than the ETF’s net asset value, which is reflected in the bid and ask price for ETF shares or in the closing price.

•
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the ETF’s shares is open, there may be changes from the last quote of the closed market and the quote from the ETF’s domestic trading day, which could lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

•
In stressed market conditions, the market for the ETF’s shares may become less liquid in response to the deteriorating liquidity of the ETF’s portfolio.  This adverse effect on the liquidity of the ETF’s shares may, in turn, lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

Limited History of Operations Risk. The ETF has a limited history of operations. Accordingly, investors in the ETF bear the risk that the ETF may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the ETF being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.
Sector Focus Risk. The ETF may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the ETF's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
Small and Medium Capitalization Companies Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
Foreign Securities Risk. Investments in securities of non-U.S. issuers are subject to risks not usually associated with owning securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the ETF from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the ETF’s investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.
Geographic Risk. A natural or other disaster could occur in a geographic region in which the ETF invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the ETF's investments in the affected region.

UVA Dividend Value ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022
Model Risk. Like all quantitative analysis, the Sub-Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s mathematical model. No assurance can be given that the fund will be successful under all or any market conditions.
Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “AP”) may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
COVID-19 and Other Infectious Illnesses Risk. The outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 w has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak, or other infectious illness outbreaks that may arise in the future, may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings. The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 or other infectious illnesses will affect the ETF, the ETF’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 or other infectious illnesses and the actions taken to contain COVID-19 or other infectious illnesses. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the ETF invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the ETF’s investments may be negatively affected by such events. If there is a significant decline in the value of the ETF’s portfolio, this may impact the ETF’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak, or any other infectious illness outbreak that may arise in the future, and its impact on the global economy cannot be determined with certainty.
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The Advisor and the ETF are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the ETF or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ETF shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The ETF and its shareholders could be negatively impacted as a result.
Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the ETF from buying or selling certain securities or financial instruments. In these circumstances, the ETF may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
8.  Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications. The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF.  The ETF expects risk of loss to be remote.

UVA Dividend Value ETF

Notes to Financial Statements (Unaudited)

As of December 31, 2022
9.  Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

UVA Dividend Value ETF

Additional Information (Unaudited)

As of December 31, 2022

1.	Proxy Voting Policies and Voting Record
Copies of the Advisor’s and Sub-Advisor’s Proxy Voting Policies and Procedures are included as Appendix A to the ETF’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETF at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.
3.	Tax Information
We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the ETF’s initial period ended December 31, 2022.
During fiscal period ended December 31, 2022, the ETF paid $386,587 in income distributions but no long-term capital gain distributions.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.
4.	Schedule of Shareholder Expenses
As a shareholder of the ETF, you incur ongoing costs, including management fees and other ETF expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the ETF and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the fiscal period from July 1, 2022 through December 31, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

UVA Dividend Value ETF

Additional Information (Unaudited)

As of December 31, 2022

	Beginning Account Value July 1, 2022	Ending Account Value December 31, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,023.20	$4.08
	$1,000.00	$1,021.17	$4.08
*Expenses are equal to the average account value over the period multiplied by the ETF’s annualized expense ratio of 0.80%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six-month period).

UVA Dividend Value ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	Universal Value Advisors
116 South Franklin Street	1 E. Liberty Street #406
Rocky Mount, North Carolina 27804	Reno, Nevada 89501

Telephone: 800-773-3863 World Wide Web @: ncfunds.com	Telephone: 775-284-7778 World Wide Web @: universalvalueadvisors.com

(b) Not applicable.
ITEM 2.	CODE OF ETHICS.
Not applicable.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END FUND MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	March 10, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	March 10, 2023

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	March 10, 2023